Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

May 4, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Variable Income Trust

(Filing relates to Western Asset Core Plus VIT Portfolio and Western Asset Variable Global High Yield Bond Portfolio (the “Funds”))

(File Nos. 33-40603 and 811-06310)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Variable Income Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of Prospectuses and the Statements of Additional Information relating to the Funds, each a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 84 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on April 16, 2018 and became effective on May 1, 2018.

Please call the undersigned at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz